Cover	Jun. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2023
Entity File Number	001-33997
Entity Registrant Name	KANDI TECHNOLOGIES GROUP, INC.
Entity Central Index Key	0001316517
Entity Tax Identification Number	90-0363723
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Jinhua New Energy Vehicle Town
Entity Address, City or Town	Jinhua, Zhejiang Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	321016
City Area Code	86-579
Local Phone Number	8223-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KNDI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false